Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Borrowings.
Schedule of external debt classification

	June 30,	December 31,
	2024	2023
	$’000	$’000

Non‑current
Senior Notes	1,933,891	1,930,457
Bank borrowings	1,487,970	1,126,239
	3,421,861	3,056,696
Current
Senior Notes	26,620	26,912
Bank borrowings	118,293	107,110
Bank overdraft	5,208	675
Letters of credit	7,693	319,454
	157,814	454,151

Total borrowings	3,579,675	3,510,847

Schedule of debt by debt instrument

			Maturity			June 30,	December 31,
	#	Currency	date	Interest rate		2024	2023
						$’000	$’000

Senior Notes
IHS Holding Limited		US Dollar	2026	5.63%		499,438	498,920
IHS Holding Limited		US Dollar	2028	6.25%		498,936	498,635
IHS Netherlands Holdco B.V.		US Dollar	2027	8.00%		962,137	959,814

Bank borrowings
IHS Brasil - Cessão de Infraestruturas S.A.		Brazilian Real	2031	3.10	% + CDI	221,155	252,341
IHS Brasil - Cessão de Infraestruturas S.A.	(a)	Brazilian Real	2032	2.80	% + CDI	52,777	—
IHS Côte d’Ivoire S.A.	(b)	CFA Franc	2028	6.50%		16,574	—
IHS Côte d’Ivoire S.A.	(b)	Euro	2028	3.50	% + 3M EURIBOR	87,678	—
IHS Côte d’Ivoire S.A.		CFA Franc	2024	5.00%		—	6,570
IHS Côte d’Ivoire S.A.		Euro	2024	3.00	% + 3M EURIBOR	—	4,841
IHS Holding Limited	(c)	US Dollar	2025	3.75	% + CAS + 3M SOFR	432,689	370,935
IHS Holding Limited	(d)	US Dollar	2026	4.50	% + 3M SOFR	235,446	—
IHS Kuwait Limited		Kuwait Dinar	2029	2.00	% + CBK Discount Rate	57,687	61,354
IHS Nigeria Limited	(e)	Nigerian Naira	2026	2.50	% + MPR; Capped at 24%	34,883	—
IHS Towers South Africa Proprietary Limited		South African Rand	2029	2.75	% + 3M JIBAR	185,439	185,404
IHS Zambia Limited		US Dollar	2027	5.00	% + CAS + 3M SOFR	71,678	81,297
INT Towers Limited		Nigerian Naira	2028	2.50	% + MPR; Capped at 24%	106,814	186,302
I-Systems Soluções de Infraestrutura S.A.		Brazilian Real	2030	2.45	- 2.50% + CDI	73,044	84,305
I-Systems Soluções de Infraestrutura S.A.	(f)	Brazilian Real	2032	2.10	% + CDI	28,162	—
San Gimignano Imoveis e Adminsitracao Ltda.		Brazilian Real	2024	3.96	% + CDI	2,237	—

Bank overdraft
IHS Towers South Africa Proprietary Limited	(g)	South African Rand	2024	11.50%		5,208	675

Letters of credit
Global Independent Connect Limited		US Dollar	2024	15.25	- 15.28%	155	1,095
IHS Nigeria Limited		US Dollar	2024	12.00	- 15.55%	2,217	98,918
IHS Towers NG Limited		US Dollar	2024	15.49%		—	23
INT Towers Limited		US Dollar	2024	12.00	- 15.75%	5,321	219,418
						3,579,675	3,510,847